Financing Agreements - Borrowings Under Repurchase Agreement (Details) - Repurchase Agreement Borrowings - Fair Value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 3,501,876	$ 2,494,976
Weighted Average Interest Rate	2.38%	3.16%
Within 30 days
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 3,222,268	$ 2,494,976
Weighted Average Interest Rate	2.36%	3.16%
Over 30 days to 3 months
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 257,444	$ 0
Weighted Average Interest Rate	2.49%	0.00%
Over 3 months to 12 months
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 22,164	$ 0
Weighted Average Interest Rate	4.50%	0.00%
Over 12 months
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 0	$ 0
Weighted Average Interest Rate	0.00%	0.00%